Derivative Instruments - Cumulative Hedging Adjustments and the Carrying Amount of Assets and Liabilities Designated in Fair Value Hedges (Details) - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
Derivative Instruments, Gain (Loss) [Line Items]
Increase (decrease) in cumulative amount of basis adjustments	$ 335
Available-for-sale investment securities
Derivative Instruments, Gain (Loss) [Line Items]
Carrying amount of the hedged assets	11,795	$ 4,937
Cumulative hedging adjustment for hedged assets	(448)	(552)
Cumulative hedging adjustment asset related to discontinued hedging relationships	(379)	(68)
Amortized cost of the closed portfolios	15,600
Amortized cost of the closed portfolios designated as hedged	9,100
Increase (decrease) in cumulative amount of basis adjustments	(335)
Long-term debt
Derivative Instruments, Gain (Loss) [Line Items]
Carrying amount of the hedged liabilities	11,987	17,190
Cumulative hedging adjustment for hedged liabilities	(148)	(142)
Cumulative hedging adjustment liability related to discontinued hedging relationships	$ (392)	$ 399